[JANUS HENDERSON LOGO]
Janus Henderson Overseas Portfolio
Ticker:	N/A	Service Shares
Summary Prospectus dated April 30, 2019
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable life insurance contract or variable annuity contract, may determine that it will no longer send you paper copies of the Portfolio’s shareholder reports, unless you specifically request paper copies of the reports. Beginning on January 1, 2021, for shareholders who are not insurance contract holders, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and your insurance company or plan sponsor, broker-dealer, or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company or plan sponsor, broker-dealer, or financial intermediary.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by contacting your insurance company or plan sponsor, broker-dealer, or other financial intermediary.
You may elect to receive all future reports in paper free of charge by contacting your insurance company or plan sponsor, broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or plan sponsor, broker-dealer or other financial intermediary.

Investment Objective
Janus Henderson Overseas Portfolio (“Overseas Portfolio”) seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)	0.49%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$ 87	$ 271	$ 471	$ 1,049

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 25% of the average value of its portfolio.
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Principal Investment Strategies
The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers or companies from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio typically invests 80% or more of its assets in issuers that are economically tied to countries outside the United States, it also may invest up to 20% of its net assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio typically invests in equity securities (such as stocks or any other security representing an ownership interest) in all market capitalizations but may also invest in U.S. and foreign debt securities.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
The Portfolio may take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward currency contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Portfolio’s risk profile.
The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal Investment Risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock
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exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2018, approximately 20.4% of the Portfolio’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Portfolio invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Fixed-Income Securities Risk.  The Portfolio may hold debt and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. The Federal Reserve raised the federal funds rate several times in recent periods and has signaled additional increases in the near future. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Portfolio investments may be reduced. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. These developments or others also could cause the Portfolio to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income
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securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.
Real Estate Securities Risk.  The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.
Small- and Mid-Sized Companies Risk.  The Portfolio’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited. The Portfolio may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
Sector Risk.  At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Portfolio may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Portfolio’s performance to be more or less sensitive to developments affecting those sectors.
Geographic Concentration Risk.  To the extent the Portfolio invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Portfolio than they would on a more geographically diversified fund,
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which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.
Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 38.49%	Worst Quarter: 3rd Quarter 2011 – 26.68%

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception (5/2/94)
Overseas Portfolio
Service Shares	– 15.14%	– 3.65%	4.98%	7.57%
MSCI All Country World ex-U.S. Indexsm (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	– 14.20%	0.68%	6.57%	N/A

The Portfolio’s primary benchmark index is the MSCI All Country World ex-U.S. Indexsm. The MSCI All Country World ex-U.S. Indexsm is used to calculate the Portfolio’s performance fee adjustment. The index is described below.
•	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to
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measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has managed or co-managed since January 2016. Julian McManus is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2018. Garth Yettick, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2018.
Purchase and Sale of Portfolio Shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.
Payments to Insurers, Broker-Dealers, and Other Financial Intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
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[JANUS HENDERSON LOGO]
Janus Henderson Overseas Portfolio
Ticker:	JAIGX	Institutional Shares
Summary Prospectus dated April 30, 2019
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable life insurance contract or variable annuity contract, may determine that it will no longer send you paper copies of the Portfolio’s shareholder reports, unless you specifically request paper copies of the reports. Beginning on January 1, 2021, for shareholders who are not insurance contract holders, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and your insurance company or plan sponsor, broker-dealer, or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company or plan sponsor, broker-dealer, or financial intermediary.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by contacting your insurance company or plan sponsor, broker-dealer, or other financial intermediary.
You may elect to receive all future reports in paper free of charge by contacting your insurance company or plan sponsor, broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or plan sponsor, broker-dealer or other financial intermediary.

Investment Objective
Janus Henderson Overseas Portfolio (“Overseas Portfolio”) seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)	0.49%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$ 61	$ 192	$ 335	$ 750

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 25% of the average value of its portfolio.
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Principal Investment Strategies
The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers or companies from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio typically invests 80% or more of its assets in issuers that are economically tied to countries outside the United States, it also may invest up to 20% of its net assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio typically invests in equity securities (such as stocks or any other security representing an ownership interest) in all market capitalizations but may also invest in U.S. and foreign debt securities.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
The Portfolio may take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward currency contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Portfolio’s risk profile.
The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal Investment Risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock
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exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2018, approximately 20.4% of the Portfolio’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Portfolio invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Fixed-Income Securities Risk.  The Portfolio may hold debt and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. The Federal Reserve raised the federal funds rate several times in recent periods and has signaled additional increases in the near future. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Portfolio investments may be reduced. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. These developments or others also could cause the Portfolio to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income
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securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.
Real Estate Securities Risk.  The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.
Small- and Mid-Sized Companies Risk.  The Portfolio’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited. The Portfolio may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
Sector Risk.  At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Portfolio may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Portfolio’s performance to be more or less sensitive to developments affecting those sectors.
Geographic Concentration Risk.  To the extent the Portfolio invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Portfolio than they would on a more geographically diversified fund,
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which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.
Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 38.52%	Worst Quarter: 3rd Quarter 2011 – 26.62%

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception (5/2/94)
Overseas Portfolio
Institutional Shares	– 14.94%	– 3.42%	5.25%	7.73%
MSCI All Country World ex-U.S. Indexsm (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	– 14.20%	0.68%	6.57%	N/A

The Portfolio’s primary benchmark index is the MSCI All Country World ex-U.S. Indexsm. The MSCI All Country World ex-U.S. Indexsm is used to calculate the Portfolio’s performance fee adjustment. The index is described below.
•	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

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Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has managed or co-managed since January 2016. Julian McManus is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2018. Garth Yettick, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2018.
Purchase and Sale of Portfolio Shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.
Payments to Insurers, Broker-Dealers, and Other Financial Intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
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